Schedule of Other Information of Lease (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average remaining lease term (years)	3 years 10 months 24 days	3 years 10 months 24 days	4 years 6 months
Weighted-average discount rate	5.87%	5.72%	5.19%
ROU assets obtained in exchange for ROU Liability	$ 384,785	$ 8,236,478	$ 1,057,779
Operating cash impact of finance leases	$ 712,210	$ 3,463,635	$ 26,847